OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	¥ 360,739	¥ 134,619	¥ 121,742
Other comprehensive income (loss) before reclassifications	(390,612)	225,041	12,989
Amounts reclassified from accumulated other comprehensive income (loss)	1,388	1,079	(112)
Total other comprehensive income (loss)	(389,224)	226,120	12,877
Balance at the end of the period	(28,485)	360,739	134,619
Foreign currency translation adjustments
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	180,367	42,237	26,794
Other comprehensive income (loss) before reclassifications	(449,944)	138,130	15,443
Total other comprehensive income (loss)	(449,944)	138,130	15,443
Balance at the end of the period	(269,577)	180,367	42,237
Unrealized holding gain on securities
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	186,153	96,460	94,140
Other comprehensive income (loss) before reclassifications	78,215	89,693	2,320
Total other comprehensive income (loss)	78,215	89,693	2,320
Balance at the end of the period	264,368	186,153	96,460
Adjustments related to retirement and severance benefits
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(5,781)	(4,078)	808
Other comprehensive income (loss) before reclassifications	(18,883)	(2,782)	(4,774)
Amounts reclassified from accumulated other comprehensive income (loss)	1,388	1,079	(112)
Total other comprehensive income (loss)	(17,495)	(1,703)	(4,886)
Balance at the end of the period	¥ (23,276)	¥ (5,781)	¥ (4,078)